SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NONCONVERTIBLE NOTE (Details)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Total Principal of Non-Convertible Notes (Current)	$ 240,000
Total Principal of Non-Convertible Notes (Long Term)	25,000
Sheppard Mullin Resolution Agreement [Member]
Short-term Debt [Line Items]
Total Principal of Non-Convertible Notes (Current)	180,000
Total Principal of Non-Convertible Notes (Long Term)	25,000
Non-Convertible Notes Payable One [Member]
Short-term Debt [Line Items]
Total Principal of Non-Convertible Notes (Current)	55,000
Total Principal of Non-Convertible Notes (Long Term)
Non-Convertible Notes Payable Two [Member]
Short-term Debt [Line Items]
Total Principal of Non-Convertible Notes (Current)	5,000
Total Principal of Non-Convertible Notes (Long Term)